Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – Select Small Cap Value Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 105,576,915
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$105,576,915
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MACOM Technology Solutions Holdings, Inc.	3.2%
Axos Financial, Inc.	3.2%
Kemper Corp.	2.8%
ATI, Inc.	2.7%
Popular, Inc.	2.7%
Portland General Electric Co.	2.6%
Six Flags Entertainment Corp.	2.6%
Radian Group, Inc.	2.5%
Tenet Healthcare Corp.	2.5%
Primoris Services Corp.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
MACOM Technology Solutions Holdings, Inc.	3.2%
Axos Financial, Inc.	3.2%
Kemper Corp.	2.8%
ATI, Inc.	2.7%
Popular, Inc.	2.7%
Portland General Electric Co.	2.6%
Six Flags Entertainment Corp.	2.6%
Radian Group, Inc.	2.5%
Tenet Healthcare Corp.	2.5%
Primoris Services Corp.	2.5%

Columbia Variable Portfolio – Select Small Cap Value Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $ 10,000 investment)
Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class 2	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 105,576,915
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$105,576,915
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MACOM Technology Solutions Holdings, Inc.	3.2%
Axos Financial, Inc.	3.2%
Kemper Corp.	2.8%
ATI, Inc.	2.7%
Popular, Inc.	2.7%
Portland General Electric Co.	2.6%
Six Flags Entertainment Corp.	2.6%
Radian Group, Inc.	2.5%
Tenet Healthcare Corp.	2.5%
Primoris Services Corp.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
MACOM Technology Solutions Holdings, Inc.	3.2%
Axos Financial, Inc.	3.2%
Kemper Corp.	2.8%
ATI, Inc.	2.7%
Popular, Inc.	2.7%
Portland General Electric Co.	2.6%
Six Flags Entertainment Corp.	2.6%
Radian Group, Inc.	2.5%
Tenet Healthcare Corp.	2.5%
Primoris Services Corp.	2.5%

Columbia Variable Portfolio – Select Small Cap Value Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $ 10,000 investment)
Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class 1	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 105,576,915
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$105,576,915
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MACOM Technology Solutions Holdings, Inc.	3.2%
Axos Financial, Inc.	3.2%
Kemper Corp.	2.8%
ATI, Inc.	2.7%
Popular, Inc.	2.7%
Portland General Electric Co.	2.6%
Six Flags Entertainment Corp.	2.6%
Radian Group, Inc.	2.5%
Tenet Healthcare Corp.	2.5%
Primoris Services Corp.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
MACOM Technology Solutions Holdings, Inc.	3.2%
Axos Financial, Inc.	3.2%
Kemper Corp.	2.8%
ATI, Inc.	2.7%
Popular, Inc.	2.7%
Portland General Electric Co.	2.6%
Six Flags Entertainment Corp.	2.6%
Radian Group, Inc.	2.5%
Tenet Healthcare Corp.	2.5%
Primoris Services Corp.	2.5%